Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flow from operating activities
Cash generated from operations		£ 17,569,000	£ 263,609,000	£ 119,604,000
Interest paid		(19,901,000)	(18,986,000)	(18,904,000)
Debt finance costs paid		(555,000)
Interest received		1,247,000	2,857,000	1,187,000
Tax paid		(2,180,000)	(2,696,000)	(6,637,000)
Net cash (outflow)/inflow from operating activities		(3,820,000)	244,784,000	95,250,000
Cash flow from investing activities
Payments for property, plant and equipment		(21,291,000)	(13,737,000)	(13,260,000)
Proceeds from sale of property, plant and equipment				81,000
Payments for investment properties			(12,424,000)
Payments for intangible assets	[1]	(220,577,000)	(178,175,000)	(154,955,000)
Proceeds from sale of intangible assets	[1]	29,022,000	42,994,000	46,865,000
Net cash outflow from investing activities		(212,846,000)	(161,342,000)	(121,269,000)
Cash flow from financing activities
Acquisition of treasury shares		(21,305,000)
Repayment of borrowings			(3,750,000)	(419,000)
Principal elements of lease payments		(1,865,000)
Dividends paid		(23,229,000)	(23,326,000)	(21,982,000)
Net cash outflow from financing activities		(46,399,000)	(27,076,000)	(22,401,000)
Net (decrease)/increase in cash and cash equivalents		(263,065,000)	56,366,000	(48,420,000)
Cash and cash equivalents at beginning of year		307,637,000	242,022,000	290,267,000
Exchange gains/(losses) on cash and cash equivalents		6,967,000	9,249,000	175,000
Cash and cash equivalents at end of year		£ 51,539,000	£ 307,637,000	£ 242,022,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payments terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 16. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 19.